Amplify Seymour Cannabis ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 15.7%	Shares	Value
Consumer Discretionary - 1.1%
GrowGeneration Corp. (a)	724,409	$1,086,614

Financials - 0.4%
Chicago Atlantic BDC, Inc.	39,001	402,880

Health Care - 12.4%
Aleafia Health, Inc. (a)	78,894	0	(b)
Charlotte's Web Holdings, Inc. (a)(c)	145,581	52,503
Clever Leaves Holdings, Inc. (a)	4,857	1
Cronos Group, Inc. (a)	167,584	440,746
Curaleaf Holdings, Inc. (a)	4,781,872	11,880,211
Organigram Global, Inc. (a)	157,155	264,020
SNDL, Inc. (a)	203,556	337,903
		12,975,384

Industrials - 0.3%
Hydrofarm Holdings Group, Inc. (a)	3,614	5,457
RYTHM, Inc. (a)(c)	16,045	342,400
		347,857

Information Technology - 1.5%
WM Technology, Inc. (a)	1,902,568	1,569,809
TOTAL COMMON STOCKS (Cost $17,834,486)		16,382,544

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.8%	Shares	Value
Financials - 0.5%
Chicago Atlantic Real Estate Finance, Inc.	43,324	531,152

Real Estate - 2.3%
Innovative Industrial Properties, Inc.	51,304	2,429,758
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,103,153)		2,960,910

CONTINGENT VALUE RIGHTS - 0.0% (d)	Shares	Value
Health Care - 0.0%(d)
Zynerba Pharmaceuticals, Expires 12/31/2040, Exercise Price $0.00 (a)(e)	220,858	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 91.8%	Par	Value
3.64%, 01/02/2026 (f)	14,091,000	14,091,000
3.77%, 01/22/2026 (f)	11,040,000	11,018,206
3.77%, 02/05/2026 (f)	640,000	637,862
3.73%, 02/10/2026 (f)	42,480,000	42,317,411
3.78%, 02/12/2026 (f)	1,180,000	1,175,182
3.73%, 02/19/2026 (f)	640,000	636,966
3.70%, 02/24/2026 (f)	1,879,000	1,869,235
3.71%, 02/26/2026 (f)	930,000	924,906
3.52%, 03/12/2026 (f)	23,100,000	22,944,008
3.50%, 03/19/2026 (f)	320,000	317,626
TOTAL U.S. TREASURY BILLS (Cost $95,914,373)		95,932,402

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (g)	2,114,432	2,114,432
TOTAL MONEY MARKET FUNDS (Cost $2,114,432)		2,114,432

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (g)	95,410	95,410
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,410)		95,410

TOTAL INVESTMENTS - 112.4% (Cost $120,061,854)		117,485,698
Liabilities in Excess of Other Assets - (12.4)%			(12,943,045)
TOTAL NET ASSETS - 100.0%		$104,542,653

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Rounds to zero.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $35,501.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc. Warrant Expires 06/27/2026	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	129	86
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	1,021,642	(63,076)
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	1,095,695	(54,128)
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	1,835,146	(131,428)
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	180,117	(16,194)
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	100,660	5,175
NBC Basket Swap 1	National Bank of Canada Financial, Inc.	Long	SOFR + 1.50%	Quarterly	3/15/2027	71,251,833	(12,617,293)
NBC Basket Swap 2	National Bank of Canada Financial, Inc.	Long	SOFR + 2.00%	Quarterly	3/15/2027	8,976,556	(3,259,526)
Net Unrealized Appreciation (Depreciation)							$(16,136,384)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.

The underlying swaps of the NBC Basket Swap 1 as of December 31, 2025 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Option Contracts:
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.	$2,064,991	2.90%
Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	34,171	0.05%
Cannabist Co. Holdings, Inc.	National Bank of Canada Financial, Inc.	409,955	0.57%
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	10,509,276	14.75%
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	7,376,634	10.35%
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	15,707,541	22.05%
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	2,241,195	3.15%
MariMed, Inc.	National Bank of Canada Financial, Inc.	864,003	1.21%
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	1,139,595	1.60%
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	20,217,528	28.37%
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	8,213,349	11.53%
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	2,473,595	3.47%
The Underlying Positions		$71,251,833.00	100.00%

The underlying swaps of the NBC Basket Swap 2 as of December 31, 2025 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Option Contracts:
Curaleaf Holdings, Inc.	National Bank of Canada Financial, Inc.	$3,700,552	41.22%
TerrAscend Corp.	National Bank of Canada Financial, Inc.	5,276,004	58.78%
The Underlying Positions		$8,976,556.00	100.00%

OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.
SOFR - Secured Overnight Financing Rate was 3.87% as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Seymour Cannabis ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,382,543	$1	$–	$16,382,544
Real Estate Investment Trusts - Common	2,960,910	–	–	2,960,910
Contingent Value Rights	–	–	0	0
U.S. Treasury Bills	–	95,932,402	–	95,932,402
Money Market Funds	2,114,432	–	–	2,114,432
Investments Purchased with Proceeds from Securities Lending	95,410	–	–	95,410
Total Investments	$21,553,295	$95,932,403	$0	$117,485,698

Other Financial Instruments:
Total Return Swaps*	$–	$5,261	$–	$5,261
Total Other Financial Instruments	$–	$5,261	$–	$5,261

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(16,141,645)	$–	$(16,141,645)
Total Other Financial Instruments	$–	$(16,141,645)	$–	$(16,141,645)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.